Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Minimum [Member] | Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Maximum [Member] | Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years